Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Significant Estimates and Assumptions

Significant Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period.

Significant estimates relied upon in preparing these financial statements include the estimates used to determine the fair value of the stock options issued in share-based payment arrangements, collectability of the Company’s accounts receivable, measurements of proportional performance under certain service contracts, subscription revenues net of refunds, credits, and known and estimated credit card chargebacks, the valuation allowance on deferred tax assets, fair value of digital tokens and impairment assessment of goodwill. Management evaluates these estimates on an ongoing basis. Changes in estimates are recorded in the period in which they become known. The Company bases estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from the Company’s estimates.

Significant Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period.

Significant estimates relied upon in preparing these financial statements include the estimates used to determine the fair value of the stock options issued in share-based payment arrangements, collectability of the Company’s accounts receivable, measurements of proportional performance under certain service contracts, subscription revenues net of refunds, credits, and known and estimated credit card chargebacks, the valuation allowance on deferred tax assets, fair value of digital tokens and impairment assessment of goodwill. Management evaluates these estimates on an ongoing basis. Changes in estimates are recorded in the period in which they become known. The Company bases estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from the Company’s estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, “Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes”, as part of its initiative to reduce complexity in the accounting standards. The ASU eliminates certain exceptions from Accounting Standards Codification (“ASC”) 740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also clarifies and simplifies other aspects of the accounting for income taxes. The guidance is effective for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The Company adopted ASU 2019-12 on January 1, 2021. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2021. The Company has not early adopted ASU 2019-12 and is currently evaluating its impact financial position, results of operations, and cash flows.

Fair Value Measurements

Fair Value Measurements

The fair value framework under the guidance issued by the FASB requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

•        Level 1:    Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

•        Level 2:    Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

•        Level 3:    Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The Company reviews the appropriateness of fair value measurements including validation processes, and the reconciliation of period-over-period fluctuations based on changes in key market inputs. All fair value measurements are subject to the Company’s analysis. Review and approval by management is required as part of the validation process.

The carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable, approximate fair value due to the short-term nature of these instruments.

Fair Value Measurements

The fair value framework under the guidance issued by the Financial Accounting Standards Board (“FASB’”) requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

•        Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

•        Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

•        Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The Company reviews the appropriateness of fair value measurements including validation processes, and the reconciliation of period-over-period fluctuations based on changes in key market inputs. All fair value measurements are subject to the Company’s analysis. Review and approval by management is required as part of the validation process.

The carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable, approximate fair value due to the short-term nature of these instruments.

Revenue Recognition

Revenue Recognition

In accordance with ASC 606, Revenue from Contracts with Customers, revenue from contracts with customers is recognized when control of the promised services is transferred to the customers in an amount that reflects the consideration the Company expects to receive in exchange for those services. Sales tax is excluded from reported revenue. The Company has elected the practical expedient allowable by the guidance to not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less.

Subscription Revenue

The Company generates subscription revenue primarily from monthly premium subscription services. Subscription revenues are presented net of refunds, credits, and known and estimated credit card chargebacks. During the three months ended March 31, 2021 and 2020, subscriptions were offered in durations of one-, three-, six- and twelve-month terms. All subscription fees, however, are paid by credit card at the origination of the subscription regardless of the term of the subscription. Revenues from multi-month subscriptions are recognized on a straight-line basis over the period where the service is offered to the customer, indicated by length of the subscription term purchased. The unearned portion of subscription revenue is presented as deferred revenue in the accompanying condensed consolidated balance sheets. Deferred revenue at December 31, 2020 was $2,058,721, of which $779,803 was subsequently recognized as subscription revenue during the three months ended March 31, 2021. The ending balance of deferred revenue at March 31, 2021 was $2,023,794.

In addition, the Company offers virtual gifts to its users. Users may purchase credits in $5, $10 or $20 increments that can be redeemed for a host of virtual gifts such as a rose, a beer or a car, among other items. These gifts are given among users to enhance communication and are typically redeemed within 30 days of purchase. Upon purchase, the virtual gifts are credited to the users’ account and are under the users’ control. Virtual gift revenue is recognized upon the users’ redemption of virtual gifts at the fixed transaction price and included in subscription revenue in the accompanying condensed consolidated statements of operations. Virtual gift revenue is presented as deferred revenue in the condensed consolidated balance sheets until virtual gifts are redeemed. Virtual gift revenue was $1,420,130 for the three months ended March 31, 2021. Virtual gift revenue was approximately $1,215,061 for the three months ended March 31, 2020. The ending balance of deferred revenue from virtual gifts at March 31, 2021 and 2020 was $349,472 and $204,121, respectively.

Advertising Revenue

The Company generates advertising revenue from the display of advertisements on its products through contractual agreements with third parties that are based on the number of advertising impressions delivered. Measurements of impressions include when a customer clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), or registers for an external website via an advertisement by clicking on or through the application (CPA basis). Advertising revenue is dependent upon traffic as well as the advertising inventory placed on the Company’s products.

Technology Service Revenue

The Company records technology service revenue in connection with its agreement to serve as a launch partner with YouNow, Inc. (“YouNow”) and to integrate YouNow’s props infrastructure (the “Props platform”) into its Camfrog and Paltalk applications (as amended, the “YouNow Agreement”).

Pursuant to the terms of the YouNow Agreement, YouNow agreed to pay the Company, in exchange for the Company’s services, an aggregate of 10.5 million cryptographic props tokens (“Props tokens”) upon the achievement of certain milestones as follows: (i) 3.0 million Props tokens upon execution of the YouNow Agreement, (ii) 4.0 million Props tokens upon the integration of the Props platform in the Company’s Camfrog application and (iii) 3.5 million Props tokens due upon the integration of the Props platform in the Company’s Paltalk application. In determining the value of the contract, the Company converted the Props tokens into U.S. dollars using an independent third-party valuation. The Props tokens were estimated to have a price equal to $0.02 per token (see Note 5 for additional information on the fair value of the Props tokens) at the contract inception date. The total contract value to be recognized was estimated to be $210,000, which was recognized on the completion dates of the integration services performed during the second and third quarter of 2020.

The upfront fee was recognized as revenue under the output method based on the direct measurements of the value of services transferred to date to the customer, relative to the remaining services under the contract. During the year ended December 31, 2020, the Company recognized $60,000 of the upfront fee and $150,000 from the completion of the first and second integration milestones under technology service revenue in the condensed consolidated statements of operations and digital tokens receivable in the condensed consolidated balance sheets.

Once the integration of Props tokens to the Paltalk and Camfrog applications was completed, the Company began receiving Props tokens for providing a validator service and for allowing users to participate in the loyalty platform. The loyalty platform is intended to drive engagement and incentivize users financially by providing users with the ability to earn Props tokens while using the Paltalk and Camfrog applications. During the third and fourth quarters of 2020, the Company received an aggregate of 1.1 million Props tokens for the validator service and 13.5 million Props tokens under the loyalty platform. During the three months ended March 31, 2021, the Company received 175 thousand Props tokens for the validator service and 4.0 million Props tokens under the loyalty platform. The number of Props tokens earned and reserved by users for the three months ended March 31, 2021 and for the year ended December 31, 2020 was 1.1 million and 4.0 million, respectively, which is recorded under “digital tokens payable” in the condensed consolidated balance sheets and the net revenue earned is recorded under “technology service revenue” in the condensed consolidated statements of operations. The total net revenue value is recognized as earned.

In the determining the value of the revenue for the validator service and digital tokens earned through the loyalty platform, the Company converted the Props tokens into U.S. dollars using an independent third-party valuation for the year ended December 31, 2020. Given the recent trading availability of Props tokens in various active markets, during the three months ended March 31, 2021, the Company calculated the fair value of digital tokens based on the observable daily quoted market prices (Level 1 inputs) on multiple international exchanges, as recorded on CoinmarketCap (see Note 5 for additional information on the fair value of the Props tokens). The total net revenue value recognized as earned was estimated to be $155,816 and $0 for the three months ended March 31, 2021 and 2020, respectively.

Revisions to the Company’s estimates may result in increases or decreases to revenues and income and are reflected in the condensed consolidated financial statements in the periods in which they are first identified. If the Company’s estimates indicate that a contract loss will be incurred, a loss provision is recorded in the period in which the loss first becomes probable and can be reasonably estimated. Contract losses are the amount by which the estimated costs of the contract exceed the estimated total revenue that will be generated by the contract and are included in cost of revenues in the Company’s condensed consolidated statements of operations. There were no contract losses for the periods presented.

Revenue Recognition

In accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, revenue from contracts with customers is recognized when control of the promised services is transferred to the customers in an amount that reflects the consideration the Company expects to receive in exchange for those services. Sales tax is excluded from reported revenue. The Company has elected the practical expedient allowable by the guidance to not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less.

Subscription Revenue

The Company generates subscription revenue primarily from monthly premium subscription services. Subscription revenues are presented net of refunds, credits, and known and estimated credit card chargebacks. During the years ended December 31, 2020 and 2019, subscriptions were offered in durations of one-, three-, six- and twelve- month terms. All subscription fees, however, are paid by credit card at the origination of the subscription regardless of the term of the subscription. Revenues from multi-month subscriptions are recognized on a straight-line basis over the period where the service is offered to the customer, indicated by length of the subscription term purchased. The unearned portion of subscription revenue is presented as deferred revenue in the accompanying consolidated balance sheets. Deferred revenue at December 31, 2019 was $1,829,493, of which $1,829,493 was subsequently recognized as subscription revenue during the year ended December 31, 2020. The ending balance of deferred revenue at December 31, 2020 was $2,058,721.

In addition, the Company offers virtual gifts to its users. Users may purchase credits in $5, $10 or $20 increments that can be redeemed for a host of virtual gifts such as a rose, a beer or a car, among other items. These gifts are given among users to enhance communication and are typically redeemed within 30 days of purchase. Upon purchase, the virtual gifts are credited to the users’ account and are under the users’ control. Virtual gift revenue is recognized upon the users’ redemption of virtual gifts at the fixed transaction price and included in subscription revenue in the accompanying consolidated statements of operations. Virtual gift revenue is presented as deferred revenue in the consolidated balance sheets until virtual gifts are redeemed. Virtual gift revenue was $5,188,858 and $5,079,837 for the years ended December 31, 2020 and 2019, respectively. The ending balance of deferred revenue from virtual gifts at December 31, 2020 and 2019 was $348,677 and $411,326, respectively.

Advertising Revenue

The Company generates advertising revenue from the display of advertisements on its products through contractual agreements with third parties that are based on the number of advertising impressions delivered. Measurements of impressions include when a customer clicks an advertisement (CPC basis), views an advertisement impression (CPM basis), or registers for an external website via an advertisement by clicking on or through the application (CPA basis). Advertising revenue is dependent upon traffic as well as the advertising inventory placed on the Company’s products.

Technology Service Revenue

Secure Communications.    During 2019 and the first quarter of 2020, technology service revenue consisted of revenue that was recognized under the Company’s technology services agreement (the “ProximaX Agreement”) with ProximaX Limited (“ProximaX”) and was recognized based upon proportional performance using labor hours as the unit of measurement. Pursuant to the terms of the ProximaX Agreement, ProximaX agreed to pay the Company, among other things, up to an aggregate of $10.0 million of cash or certain highly liquid cryptocurrencies in exchange for the Company’s services, $5.0 million of which was paid in May 2018, $2.5 million of which was due upon completion the second development milestone set forth in the ProximaX Agreement and $2.5 million of which was due upon completion of the third development milestone set forth in the ProximaX Agreement.

Effective June 24, 2019, the Company and ProximaX entered into an agreement to terminate the ProximaX Agreement (the “Termination Agreement”) and provide for payment terms for the remaining $2.5 million due under the ProximaX Agreement. The portion of the upfront fee that remained unrecognized as of the termination of the ProximaX Agreement was $1.6 million and was recognized as revenue upon such termination, in addition to the $1.7 million of revenue recognized in the first quarter of 2019. Since there is no assurance of collectability on the remaining payments, revenue is being recognized as the payments under the Termination Agreement are received. For the year ended December 31, 2020, the Company recognized approximately $15.0 thousand in revenue in connection with payments received under the Termination Agreement.

On July 23, 2020, the Company completed an asset sale in relation to the secure communications assets. See Note 15, Sale of Secure Communication Assets, to the consolidated financial statements for further information. The Company does not expect to continue to pursue secure communications products or technology implementation services as part of its overall business strategy.

Technology Partnerships.    During the second and third quarters of 2020, the Company recorded technology service revenue in connection with its agreement to serve as a launch partner with YouNow, Inc. (“YouNow”) and to integrate YouNow’s props infrastructure (the “Props platform”) into its Camfrog and Paltalk applications (as amended, the “YouNow Agreement”).

Pursuant to the terms of the YouNow Agreement, YouNow agreed to pay the Company, in exchange for the Company’s services, an aggregate of 10.5 million cryptographic props tokens (“Props tokens”) upon the achievement of certain milestones as follows: (i) 3.0 million Props tokens upon execution of the YouNow Agreement, (ii) 4.0 million Props tokens upon the integration of the Props platform in the Company’s Camfrog application and (iii) 3.5 million Props tokens due upon the integration of the Props platform in the Company’s Paltalk application. In determining the value of the contract, the Company converted the Props tokens into U.S. dollars using an independent third-party valuation. The Props tokens were estimated to have a price equal to $0.02 per token (see Note 7 for additional information on the fair value of the Props tokens) at the contract inception date. The total contract value to be recognized was estimated to be $210,000, which is recognized on the completion dates of the integration services performed.

The upfront fee is recognized as revenue under the output method based on the direct measurements of the value of services transferred to date to the customer, relative to the remaining services under the contract. During the year ended December 31, 2020, the Company recognized $60,000 of the upfront fee and $150,000 from the completion of the first and second integration milestones under technology service revenue in the consolidated statements of operations and digital tokens receivable in the consolidated balance sheets.

In addition, during the year ended December 31, 2020, the Company received 1.1 million Props tokens for a validator service and 13.5 million Props tokens under YouNow’s loyalty Props platform that was implemented on the Company’s Paltalk and Camfrog applications. The loyalty platform is used to drive engagement and empower users financially by providing users with the ability to earn Props tokens while using the Paltalk and Camfrog applications. The number of Props tokens earned by users for the year ended December 31, 2020 was 3.6 million, which is recorded under digital tokens payable in the consolidated balance sheets, and the net revenue earned is recorded under technology service revenue in the consolidated statements of operations.

In the determining the value of the revenue for the validator service and digital tokens earned through the loyalty platform, the Company converted the Props tokens into U.S. dollars using an independent third-party valuation (see Note 7 for additional information on the fair value of the Props tokens). The total net revenue value to be recognized was estimated to be $315,748 which is recognized as earned.

Revisions to the Company’s estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified. If the Company’s estimates indicate that a contract loss will be incurred, a loss provision is recorded in the period in which the loss first becomes probable and can be reasonably estimated. Contract losses are the amount by which the estimated costs of the contract exceed the estimated total revenue that will be generated by the contract and are included in cost of revenues in the Company’s consolidated statements of operations. There were no contract losses for the periods presented.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and were prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and with the requirements of the Security and Exchange Commission (“SEC”). All intercompany balances and transactions have been eliminated upon consolidation.

Digital Tokens

Digital Tokens

At December 31, 2019, digital tokens consisted of XPX tokens received in connection with the ProximaX Agreement. At December 31, 2020, digital tokens and digital tokens receivable consist of Props tokens received in connection with the YouNow Agreement. Given that there is limited precedent regarding the classification and measurement of cryptocurrencies and other digital tokens under current GAAP, management has exercised significant judgment in determining the appropriate accounting treatment and in the event that authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

The Company determined to account for digital tokens as indefinite-lived intangible assets in accordance with ASC 350, Intangibles-Goodwill and Other. Indefinite-lived intangible assets are not amortized but assessed for impairment annually, or more frequently when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the digital token at the time its fair value is being measured.

In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. Otherwise, it is required to perform a quantitative impairment test. If, at the time of an impairment test, the carrying amount of an intangible asset exceeds its fair value, an impairment loss in an amount equal to the excess is recognized. Subsequent reversal of impairment losses is not permitted.

Gains (if any) are not recorded until realized upon sale, at which point they would be presented net of any impairment losses in the Company’s consolidated statements of operations. In determining the gain to be recognized upon sale, the Company calculates the difference between the sales price and carrying value of the specific digital token sold immediately prior to sale.

The Company determines the fair value of its digital tokens on a nonrecurring basis in accordance with ASC 820, Fair Value Measurement. See Note 7, Digital Tokens, to the consolidated financial statements for further information regarding the Company’s digital tokens.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of compensation (including stock-based compensation) and other employee-related costs for personnel engaged in data center and customer care functions, credit card processing fees, hosting fees, and data center rent and bandwidth costs. Cost of revenue also includes compensation and other employee-related costs for technical personnel and subcontracting costs relating to technology service revenue.

Sales and marketing

Sales and marketing

Sales and marketing expense consists primarily of advertising expenditures and compensation (including stock-based compensation) and other employee-related costs for personnel engaged in sales and sales support functions. Advertising and promotional spend includes online marketing, including fees paid to search engines, and offline marketing, which primarily consists of partner-related payments to those who direct traffic to the Company’s brands. Total advertising expense for the year ended December 31, 2020 was approximately $0.8 million and $1.1 million for the year ended December 31, 2019.

Product development

Product development

Product development expense, which relates to the development of technology of the Company’s applications, consists primarily of compensation (including stock-based compensation) and other employee-related costs that are not capitalized for personnel engaged in the design, testing and enhancement of service offerings as well as amortization of capitalized website development costs.

General and administrative

General and administrative

General and administrative expense consists primarily of compensation (including stock-based compensation) and other employee-related costs for personnel engaged in executive management, finance, legal, tax, human resources and facilities costs and fees for other professional services. General and administrative expense also includes depreciation of property and equipment and amortization of intangible assets.

Reportable Segment		Reportable Segment The Company operates in one reportable segment, and management assesses the Company’s financial performance and makes operating decisions based on a single operating segment.
Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that the Company believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize deferred taxes in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC No. 740, Accounting for Income Taxes (“ASC 740”) on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. Accrued interest and penalties would be included on the related tax liability line in the accompanying consolidated balance sheets.

Stock-Based Compensation

Stock-Based Compensation

In accordance with ASC No. 718, Compensation – Stock Compensation, the Company measures the compensation costs of stock-based compensation arrangements based on the grant date fair value of granted instruments and recognizes the costs in the financial statements over the period during which employees are required to provide services. Stock-based compensation arrangements include stock options and restricted stock awards.

Equity instruments issued to non-employees are recorded on the basis of the fair value of the instruments, as required by Accounting Standards Update (“ASU”) No. 2018-07, Compensation — Stock Compensation (Topic 718) (“ASU 2018-07”). ASU 2018-07 expands the scope of Topic 718, which currently only includes share-based payments to employees, to include share-based payments to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned.

The fair value of each option granted under the Company’s Amended and Restated 2011 Long-Term Incentive Plan (the “2011 Plan”) and 2016 Long-Term Incentive Plan (the “2016 Plan”) was estimated using the Black-Scholes option-pricing model (see Note 10 for further details). Using this model, fair value is calculated based on assumptions with respect to the (i) expected volatility of the Company’s common stock price, (ii) expected life of the award, which for options is the period of time over which employees and non- employees are expected to hold their options prior to exercise, (iii) expected dividend yield on the Company’s common stock, and (iv) a risk-free interest rate, which is based on quoted U.S. Treasury rates for securities with maturities approximating the expected term. Expected volatility is estimated based on the Company’s historical volatilities. The expected life of options has been determined using the “simplified” method, which uses the midpoint between the vesting date and the end of the contractual term. The expected dividend yield is zero as the Company has never paid dividends and does not currently anticipate paying dividends in the foreseeable future.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic earnings and loss per share are computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period as defined by ASC Topic 260, Earnings Per Share. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method). To the extent stock options are antidilutive, they are excluded from the calculation of diluted income (loss) per share.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks and money market funds. The Company maintains cash in bank accounts which, at times, may exceed federally insured limits. As part of its cash management process, the Company periodically reviews the relative credit standing of these banks. The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.

Receivables

Receivables

Accounts receivable are composed of amounts due from our advertising partners and from credit card processing companies following the initiation of subscription arrangements originated by the Company’s subscribers, which pay by credit card. These receivables are unsecured and are typically settled by the payment processing company within several days of transaction processing accordingly, an allowance for doubtful accounts is considered. Accounts receivable from advertising partners and payment processing companies amounted to $71,410 and $130,686 on December 31, 2020 and December 31, 2019, respectively.

As of December 31, 2020, three advertising partners accounted for 61% of accounts receivable. As of December 31, 2019, three advertising partners accounted for 47% of accounts receivable.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is calculated using the straight-line method over the estimated useful lives of those assets, as follows:

Computers and equipment	5 years
Website development	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term

Repairs and maintenance costs are expensed as incurred.

Property and equipment is evaluated for recoverability whenever events or changes in circumstances indicate that the carrying amounts of the assets might not be recoverable. In evaluating an asset for recoverability, the Company estimates the future cash flow expected to result from the use and eventual disposition of the asset. If the expected future undiscounted cash flow is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. No impairment losses were recorded on property and equipment for the periods presented in these consolidated financial statements.

Website Development Costs

Website Development Costs

In accordance with ASC 350-50, Website Development Costs, the Company accounts for website development costs by capitalizing qualifying costs which are incurred during the development and infrastructure stage. Expenses incurred in the planning stage are expensed as incurred. Capitalized website development cost is included in property and equipment and are amortized straight-line over the expected period of benefit, which is three years, when the software is ready for its intended use. Amortization expense related to capitalize website development costs is included in product development expense.

Goodwill

Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the estimated fair value of the net identified tangible and intangible assets acquired. The Company evaluates its goodwill for impairment in accordance with ASC 350, Intangibles – Goodwill and Other (as amended by ASU 2017-04), by assessing qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company performs the quantitative goodwill impairment test, if, after assessing the totality of events or circumstances such as those described in paragraph ASC 350-20-35-3C(a) through (g), the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, limited to the total amount of goodwill related to the reporting unit.

The Company tests the recorded amount of goodwill for impairment on an annual basis on December 31 of each fiscal year or more frequently if there are indicators that the carrying amount of the goodwill exceeds its carried value. The Company has one reporting unit. The Company performed a qualitative assessment and concluded that no impairment existed as of December 31, 2020, compared to an impairment of $6.8 million for the year ended December 31, 2019 (See Note 5 for further details on the impairment recorded for the year ended December 31, 2019).

Intangible Assets

Intangible Assets

The Company’s intangible assets represent definite lived intangible assets, which are being amortized on a straight-line basis over their estimated useful lives as follows:

Patents	20 years
Trade names, trademarks, product names, URLs	5 – 10 years
Internally developed software	5 – 6 years
Non-compete agreements	3 years
Subscriber/customer relationships	3 – 12 years
Lead pool	2 years

The Company reviews intangible assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. No impairments were recorded on intangible assets as no impairment indicators were noted for the periods presented in these consolidated financial statements.

Leases

Leases

Effective December 31, 2018, the Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the consolidated balance sheets as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term.